SHAREHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9 — SHAREHOLDERS’ EQUITY

Ordinary shares

When the Company was incorporated in the Cayman Islands on August 21, 2018, 50,000,000 Ordinary Shares were authorized, issued and outstanding at par value of US$0.001.

On August 24, 2018, the Company issued 50,000,000 Ordinary Shares to certain founder shareholders in connection with entering into the VIE contractual arrangements. On October 19, 2018, one of the Company’s founder shareholders, Asia Equity Exchange Group Co., Ltd., transferred 5,000,000 Ordinary Shares it owned to Mr. Bo Jiang, chairman of the Company. On October 23, 2018, Mr. Bo Jiang transferred 4,500,000 Ordinary Shares to ATIF Holdings Limited, (“ATIF,” formerly known as Asia Times Holdings Limited), a British Virgin Islands company, as compensation for consulting services to be provided by Qianhai Asia Era (Shenzhen) International Financial Services Co., Ltd., a PRC company and a VIE of ATIF (“Qianhai,” formerly known as Qianhai Asia Times (Shenzhen) International Financial Services Co., Ltd.), in connection with the Company’s proposed initial public offering. Pursuant to that certain Amended and Restated Consulting Agreement between Qianhai and LMG dated December 10, 2018, ATIF agreed to receive cash instead of Ordinary Shares as compensation. As a result, the 4,500,000 Ordinary Shares previously held by ATIF have been returned to the Company and cancelled.

On February 26, 2019, the Company’s shareholders approved a reverse split of the outstanding Ordinary Shares at a ratio of 1‑for‑2.84 shares, which was effected on February 26, 2019 (the “Share Consolidation”). All references to Ordinary Shares, options to purchase Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in this annual report to reflect the reverse split of the Company’s Ordinary Shares as if it had occurred at the beginning of the earlier period presented. Furthermore, on February 26, 2019, the authorized share capital was increased to US$142,000 divided into 50,000,000 Ordinary Shares of  $0.00284 each, and therefore the Company maintains the same number of shares that were previously available to be issued prior to the Share Consolidation (that being 50,000,000). The Company believes it is appropriate to reflect the Share Consolidation on a retroactive basis pursuant to ASC 260. As of June 30, 2019 and 2018, there were 50,000,000 Ordinary Shares authorized at par value of  $0.00284, and 16,021,126.7606 and 17,605,633.8028 (respectively) shares issued and outstanding, giving the effect of the Share Consolidation and the share repurchase detailed above.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of June 30, 2019 and 2018, the balance of statutory reserves was $875,271 and $356,336, respectively.